Interest-bearing loans and borrowings - Schedule and maturity of borrowings (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	$ 2,622,255
New loans	2,477,164
Scheduled repayments	(429,047)
Early repayments	(453,035)
Acquisitions through business combinations	1,401,375
Transaction expenses	(10,614)
Other changes	8,321
Translation differences	25,303
Carrying amount of liability at the end of the period	5,641,722
More than 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	889,221
Carrying amount of liability at the end of the period	1,239,345
Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	1,429,347
Carrying amount of liability at the end of the period	3,824,457
More than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	2,318,568
Carrying amount of liability at the end of the period	5,063,802
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	303,687
Carrying amount of liability at the end of the period	577,920
Bank loans
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	1,652,806
New loans	2,061,396
Scheduled repayments	(249,981)
Early repayments	(453,035)
Acquisitions through business combinations	978,322
Transaction expenses	(7,948)
Other changes	7,839
Translation differences	23,565
Carrying amount of liability at the end of the period	4,012,964
Bank loans | More than 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	360,928
Carrying amount of liability at the end of the period	473,850
Bank loans | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	1,089,941
Carrying amount of liability at the end of the period	3,186,448
Bank loans | More than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	1,450,869
Carrying amount of liability at the end of the period	3,660,298
Bank loans | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	201,937
Carrying amount of liability at the end of the period	352,666
Other Notes
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	202,620
New loans	0
Scheduled repayments	0
Early repayments	0
Acquisitions through business combinations	0
Transaction expenses	330
Other changes	0
Translation differences	0
Carrying amount of liability at the end of the period	202,950
Other Notes | More than 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	0
Carrying amount of liability at the end of the period	0
Other Notes | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	198,887
Carrying amount of liability at the end of the period	199,217
Other Notes | More than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	198,887
Carrying amount of liability at the end of the period	199,217
Other Notes | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	3,733
Carrying amount of liability at the end of the period	3,733
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	3,744
New loans	2,463
Scheduled repayments	(7,171)
Early repayments	0
Acquisitions through business combinations	120,541
Transaction expenses	0
Other changes	0
Translation differences	119
Carrying amount of liability at the end of the period	119,696
Lease liabilities | More than 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	184
Carrying amount of liability at the end of the period	133
Lease liabilities | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	1,267
Carrying amount of liability at the end of the period	3,975
Lease liabilities | More than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	1,451
Carrying amount of liability at the end of the period	4,108
Lease liabilities | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	2,293
Carrying amount of liability at the end of the period	115,588
Other borrowings
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	763,085
New loans	413,305
Scheduled repayments	(171,895)
Early repayments	0
Acquisitions through business combinations	302,512
Transaction expenses	(2,996)
Other changes	482
Translation differences	1,619
Carrying amount of liability at the end of the period	1,306,112
Other borrowings | More than 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	528,109
Carrying amount of liability at the end of the period	765,362
Other borrowings | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	139,252
Carrying amount of liability at the end of the period	434,817
Other borrowings | More than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	667,361
Carrying amount of liability at the end of the period	1,200,179
Other borrowings | Less than 1 year
Disclosure of detailed information about borrowings [line items]
Carrying amount of liability at the beginning of the period	95,724
Carrying amount of liability at the end of the period	$ 105,933